Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities	The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, were as follows:

	As at December 31,
U.S.$ millions	2024	2023
ASSETS
Current assets
Cash and cash equivalents	—	2
Accounts receivable	3	2
	3	4
Plant, property and equipment	182	130
	185	134
LIABILITIES
Current liabilities
Accounts payable and other	41	33
	41	33
Other long-term liabilities	10	8
	51	41
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

	As at December 31,
U.S.$ millions	2024	2023
Balance sheet
Equity investments	641	719
Off-balance sheet
Guarantees	39	42
Maximum exposure to loss	680	761